Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired		£ (55)	£ (113)
Additional investment in associates	£ (40)		(9)
Net outflow of cash in respect of acquisitions	(40)	(55)	(122)
Sale of interests in associates	27
Net assets sold	288	351
Profit on disposals	3
Net inflow of cash in respect of disposals	318	351
Dividends received from associates			5
Cash expenditure on intangible assets	(348)	(380)	(364)
Net outflow of cash	£ (70)	£ (84)	£ (481)